Commitments and Contingencies (Tables)	6 Months Ended
Mar. 31, 2026
Commitments and Contingencies [Abstract]
Schedule of Future Minimum Lease Payments

The total future minimum lease payments under the non-cancellable short-term operating lease which are not included in operating lease right-of-use assets and lease liabilities, with respect to the office and the warehouse as of March 31, 2026 are payable as follows:

Lease Commitment
Within 1 year	$1,624